Operating expenses	12 Months Ended
Dec. 31, 2025
Disclosure of expenses [Abstract]
Operating expenses	Note 9: Operating expenses

	2025 £m	2024 £m	2023 £m
Staff costs:
Salaries and social security costs[1]	3,564	3,563	3,389
Pensions and other retirement benefit schemes (note 11)	504	504	335
Restructuring and other staff costs	403	378	538
	4,471	4,445	4,262
Premises and equipment costs[2]	457	407	411
Depreciation and amortisation[3]	3,420	3,371	2,851
Regulatory and legal provisions (note 26)	953	880	661
Other	2,864	2,824	2,783
Total operating expenses	12,165	11,927	10,968
1Including social security costs of £429 million (2024: £405 million; 2023: £347 million). Also includes amounts related to the Group’s share-based payment schemes (see note 10).
2Net of loss on disposal of operating lease assets of £10 million (2024: profit of £59 million; 2023: profit of £93 million).
3Including depreciation in respect of premises £100 million (2024: £94 million; 2023: £107 million), equipment £346 million (2024: £397 million; 2023: £385 million), operating lease assets £1,468 million (2024: £1,411 million; 2023: £1,070 million) and right-of-use assets £177 million (2024: £192 million; 2023: £203 million).
Average headcount
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2025	2024	2023
UK	58,754	63,777	64,844
Overseas	3,488	1,658	555
Total	62,242	65,435	65,399